Accounts Payable Trade and Other Accrued Liabilities (Details) - Schedule of accounts payable trade and other accrued liabilities - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Accounts Payable Trade And Other Accrued Liabilities [Abstract]
Trade accounts payable	$ 6,910,451	$ 9,410,419
Other accrued liabilities	898,404	697,631
Total accounts payable trade and other accrued liabilities	$ 7,808,855	$ 10,108,050